Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 25, 2017
Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements

The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 29, 2014	664,585	$1.21
Granted	50,000	1.94
Exercised	(111,372)	1.04
Expired	(15,000)	7.73
Forfeited	(147,051)	1.10

Outstanding March 28, 2015	441,162	1.15
Granted	235,000	0.78
Forfeited	(10,000)	1.10

Outstanding March 26, 2016	666,162	1.02
Granted	218,000	1.43
Forfeited	(10,000)	0.78

Outstanding March 25, 2017	874,162	$1.13

Summary of Status of Stock Options

A summary of the status of Birks’ stock options at March 25, 2017 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.78	225,000	8.5	$0.78	74,996	$—
$0.84	100,000	6.1	0.84	100,000	0.84
$0.89	55,000	5.6	0.89	55,000	0.89
$1.04-1.05	156,162	4.7	1.04	156,162	1.04
$1.25-1.66	70,000	5.2	1.48	70,000	1.48
$1.43	218,000	9.7	1.43	—	—
$1.94	50,000	7.8	1.94	33,333	1.94

	874,162	8.2	$1.13	489,491	$1.07

Mayors Stock Option Plan [Member]
Summary of Status of Stock Options

A summary of the status of the option plans at March 25, 2017 is presented below:

Exercise price		Options outstanding and exercisable
	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$1.05	627	3.1	$1.05

Summary of Stock Option Activity

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 29, 2014	3,836	$5.19
Expired	(2,910)	6.51

Outstanding March 28, 2015	926	1.05
Expired	(299)	1.05

Outstanding March 26, 2016 and March 25, 2017	627	1.05